Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		9 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2017
Statement of Cash Flows [Abstract]
Net loss	$ (3,954,104)	$ (2,550,314)	$ (9,962,968)	$ (6,346,504)
Items not affecting cash
Depreciation	155,288	138,401	457,314	343,187
Stock-based compensation (Note 7)	25,542	32,105	120,348	1,676,974
Deferred share units (Note 8)	0	7,222	7,565	22,577
Accreted interest on convertible debenture (Note 5)	16,369	48,675	48,510	192,320
Unrealized foreign exchange loss (gain)	(14,882)	95,834	(11,365)	76,339
Change in non-cash operating assets & liabilities
Accounts receivable	182,558	137,446	426,279	(372,889)
Investment tax credits	(45,000)	(72,627)	(135,001)	17,539
Inventory	(64,804)	305,201	(134,655)	(187,416)
Prepaid expenses, sundry and other assets	(108,178)	296,071	(341,546)	226,194
Accounts payable, accrued liabilities and employee costs payable	2,594,283	282,273	3,329,225	549,240
Deferred revenue (Note 3)	(75,000)	(75,000)	(225,000)	(225,000)
Cash flows used in operating activities	(1,287,928)	(1,354,713)	(6,421,294)	(4,027,439)
Financing activities
Repayment of principal on convertible debenture (Note 5)	0	0	0	(150,000)
Repayment of capital lease obligations	0	(3,787)	0	(14,829)
Proceeds from issuance of common shares on at-the-market financing (Note 6)	0	1,047,143	0	2,495,615
Proceeds from issuance of common shares on exercise of warrants (Note 6 and 9)	0	28,950	0	324,258
Proceeds from issuance of common shares on option exercise (Note 7)	0	0	0	12,465
Proceed from issuance of shares and warrants (Note 6 and 9)	0	0	5,300,000	0
Offering costs	0	(151,972)	(618,689)	(223,640)
Cash flows provided from financing activities	0	920,334	4,681,311	2,443,869
Investing activity
Purchase of property and equipment (Note 4)	(15,358)	(306,083)	(99,690)	(1,825,698)
Cash flows used in investing activities	(15,358)	(306,083)	(99,690)	(1,825,698)
Decrease in cash	(1,303,286)	(740,462)	(1,839,673)	(3,409,268)
Cash, beginning of period	1,360,674	1,475,618	1,897,061	4,144,424
Cash, end of period	57,388	735,156	57,388	735,156
Supplemental cash flow information
Interest paid	12,419	0	92,029	0
Taxes paid	$ 0	$ 0	$ 0	$ 0